Summary of deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	$ 2,949	$ 4,815
Total Deferred Revenues Non Current	1,684	1,493
Total Deferred Revenues	4,633	6,308
Novo nordisk health care [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	2,914	4,791
Total Deferred Revenues Non Current		23
Total Deferred Revenues	2,914	4,814
Consilient healthcare limited [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	35	24
Total Deferred Revenues Non Current	1,556	1,334
Total Deferred Revenues	1,591	1,358
NK meditech limited [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues
Total Deferred Revenues Non Current	128	136
Total Deferred Revenues	$ 128	$ 136